Digital Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 2 — DIGITAL ASSETS

The following table summarizes the digital currency transactions of Bitcoin for:

	As of March 31, 2025	As of December 31, 2024
ASC 2023-08 fair value adjustment	$—	$739,000
Digital assets beginning balance	1,016,000	2,097,000
Revenue recognized from mined digital assets	1,545,000	20,539,000
Cost of digital assets sold for cash	(1,647,000)	(20,260,000)
Cost of digital assets transferred for noncash expenditures	—	(3,665,000)
Fair value gain on digital assets	(127,000)	1,566,000
Digital assets ending balance	$787,000	$1,016,000

For the three months ended March 31, 2025 and 2024, the Company used digital assets with a value of $0 and $1,750,000, respectively, for the payment of principal and interest for its notes payable.

The following table presents the Company’s Bitcoin holdings as of:

	March 31, 2025	December 31, 2024
Number of Bitcoin held	9.53	10.93
Carrying basis – per Bitcoin	$90,258	$61,532
Fair value – per Bitcoin	$82,534	$92,987
Carrying basis of Bitcoin	$860,592	$672,259
Fair value of Bitcoin	$787,000	$1,016,000

The carrying basis (or cost basis) represents the valuation of Bitcoin at the time the Company earns the Bitcoin through mining activities.

The Company’s Bitcoin holdings are not subject to rehypothecation and do not serve as collateral for any existing loans or agreements. As of March 31, 2025 and December 31, 2024, the Company held no other crypto currency.

As of March 31, 2025 and December 31, 2024, the Company held 100% of its Bitcoin in cold storage and nil in hot wallets, respectively.

NOTE 2 — DIGITAL ASSETS

The following table summarizes the digital currency transactions of Bitcoin for as of December 31,

	2024	2023
ASC 2023-08 fair value adjustment	$740,000	$—
Digital assets beginning balance	2,097,000	6,746,000
Revenue recognized from mined digital assets	20,539,000	21,052,000
Revenue share from Sphere 3D	—	321,000
Cost of digital assets sold for cash	(20,261,000)	(17,977,000)
Cost of digital assets transferred for noncash expenditures	(3,665,000)	(7,770,000)
Impairment loss on digital assets	—	(275,000)
Fair value gain on digital assets	1,566,000	—
Digital assets ending balance	$1,016,000	$2,097,000

For the years ended December 31, 2024 and 2023, the Company used digital assets with a value of $3,665,000 and $7,770,000, respectively, for the payment of principal and interest for its notes payable.

The following table presents the Company’s Bitcoin holdings as of December 31,

	2024	2023
Number of Bitcoin held	10.93	67.18
Carrying basis – per Bitcoin	$61,532	$31,213
Fair value – per Bitcoin	$92,987	$42,214
Carrying basis of Bitcoin	$672,259	$2,097,000
Fair value of Bitcoin	$1,016,000	$2,836,000

The carrying basis (or cost basis) represents the valuation of Bitcoin at the time the Company earns the Bitcoin through mining activities.

The carrying amount for 67.18 Bitcoin held as of the adoption of ASC 350-60, was determined on the “cost less impairment” basis.

The Company’s Bitcoin holdings are not subject to rehypothecation and do not serve as collateral for any existing loans or agreements. As of December 31, 2024 and 2023, the Company held no other crypto currency.

As of December 31, 2024 and 2023, the Company held 100% of its Bitcoin in cold storage and nil in hot wallets, respectively.

Adoption of ASU 2023-08, Accounting for and Disclosure of Crypto Assets

Effective January 1, 2024, the Company early adopted ASU 2023-08, which requires entities to ‘measure crypto assets at fair value with changes recognized in the consolidated statement of operation each reporting period. The Company’s digital assets are within the scope of ASU 2023-08 and the transition guidance requires a cumulative-effect adjustment as of the beginning of the current fiscal year for any difference between the carrying amount of the Company’s digital assets and fair value. As a result of the Company’s early adoption of ASU 2023-08, the Company recorded a $740,000 increase in digital assets and a $740,000 decrease in accumulated deficit on the consolidated balance sheets as of January 1, 2024.